RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
27. RELATED PARTY TRANSACTIONS

The remuneration of directors and executive officers is determined by the compensation committee of the Board of Directors. The directors’ fees, consulting fees and other compensation of directors and executive officers were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Officer salaries and short-term benefits	$8,230	$6,405
Share based payment expense	4,478	3,173
Directors fees	512	553
Severance payments	—	1,461
	$13,220	$11,592

The Company chartered an aircraft owned by a Company controlled by the Chairman of the Board during the year ended December 31, 2018, in which the total expense was $177 (year ended December 31, 2017 - $7)

Related party transactions are measured at the exchange amount which is the consideration agreed to between the parties.